Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 – Income Taxes

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states. The Company is subject to examinations by the Internal Revenue Service for years after 2009, and is subject to examination by the various state taxing authorities for years after 2008.

The Company recognizes interest expense and income and penalties related to income tax matters in income tax expense. Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2013	2012	2011
Tax-related interest income	$—	$24	$100

The Company had no uncertain tax liabilities at December 31, 2013, nor at any time during 2013. The Company expects no change in unrecognized tax benefits in the next twelve months.

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2013	2012	2011
Current:
Federal	$3,549	$2,296	$(265)
State	5,107	5,744	2,122

	8,656	8,040	1,857

Deferred:
Federal	67,414	65,551	58,584
State	1,872	1,685	2,862

	69,286	67,236	61,446

Total income tax expense	$77,942	$75,276	$63,303

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2013	2012	2011
Deferred federal and state:
Property-related items	$62,737	$64,249	$51,710
Purchased gas cost adjustments	16,189	1,755	(92)
Employee benefits	(2,769)	564	11,766
All other deferred	(6,010)	1,529	(1,070)

Total deferred federal and state	70,147	68,097	62,314
Deferred ITC, net	(861)	(861)	(868)

Total deferred income tax expense	$69,286	$67,236	$61,446

A reconciliation of the federal statutory rate to the consolidated effective tax rate for 2011, 2012, and 2013 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2013	2012	2011
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.4	2.6	2.7
Property-related items	0.1	0.2	0.2
Effect of income tax settlements	—	—	(0.9)
Tax credits	(0.4)	(0.4)	(0.6)
Company owned life insurance	(2.1)	(1.3)	(0.1)
All other differences	—	0.1	(0.1)

Consolidated effective income tax rate	35.0%	36.2%	36.2%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2013	2012
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$2,679	$3,211
Employee benefits	25,591	27,097
Alternative minimum tax credit	19,739	18,467
Net operating losses and credits	15,113	36,206
Interest rate swap	9,893	11,164
Other	22,334	17,866
Valuation allowance	(200)	(141)

	95,149	113,870

Deferred tax liabilities:
Property-related items, including accelerated depreciation	694,024	652,380
Regulatory balancing accounts	18,688	2,498
Property-related items previously flowed through	836	1,729
Unamortized ITC	4,271	5,131
Debt-related costs	4,713	4,602
Other	15,898	16,626

	738,430	682,966

Net deferred tax liabilities	$643,281	$569,096

Current	$(31,130)	$(47,088)
Noncurrent	674,411	616,184

Net deferred tax liabilities	$643,281	$569,096

At December 31, 2013, the Company has a federal net operating loss carryforward of $43 million which expires in 2031. At December 31, 2013, the Company also has federal general business credits of $576,000, which begin to expire in 2031. The Company also has federal net capital loss carryforwards of $494,000, which begin to expire in 2016.

Final and Proposed Income Tax Regulations.    In September 2013, the United States Department of the Treasury and the Internal Revenue Service (“IRS”) issued final and proposed regulations for the tax treatment of tangible property. The final regulations include standards for determining whether and when a taxpayer must capitalize costs incurred in acquiring, maintaining, or improving tangible property. The final regulations are generally effective for tax years beginning on or after January 1, 2014, and may be adopted in earlier years under certain circumstances. Proposed regulations were also released that revise the rules for dispositions of tangible property and general asset accounts. The proposed regulations addressing dispositions and general asset accounts are also expected (when finalized) to be effective for tax years starting on or after January 1, 2014, and may be adopted in earlier years under certain circumstances. The Company expects the IRS to issue natural gas industry guidance which will facilitate its analysis regarding the regulations’ impact on natural gas distribution networks. Based upon preliminary analysis of the final and proposed regulations, and in anticipation of specific guidance for the natural gas industry, the Company expects the regulations could result in a modest acceleration of tax deductibility, and the deferral of tax payments.